UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $430,792 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     3661    69400 SH       SOLE                    69400        0        0
BANCO MACRO SA                 SPON ADR B       05961W105    15472   930952 SH       SOLE                   930952        0        0
BOISE INC                      COM              09746Y105     4996  1297600 SH       SOLE                  1297600        0        0
DISCOVER FINL SVCS             COM              254709108    26340  2000000 SH  PUT  SOLE                  2000000        0        0
DRIL-QUIP INC                  COM              262037104    11447   181700 SH       SOLE                   181700        0        0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102     4516   396124 SH       SOLE                   396124        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     3081    67700 SH       SOLE                    67700        0        0
IRSA INVERSIONES Y REP S A     GLOBL DEP RCPT   450047204    17465  1549675 SH       SOLE                  1549675        0        0
LEHMAN BROS HLDGS INC          COM              524908100    23919  1207400 SH  PUT  SOLE                  1207400        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    21003   866800 SH       SOLE                   866800        0        0
MERRILL LYNCH & CO INC         COM              590188108    22172   699200 SH  PUT  SOLE                   699200        0        0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201     5964   473700 SH       SOLE                   473700        0        0
PRIMEDIA INC                   COM NEW          74157K846     9981  2141839 SH       SOLE                  2141839        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    60780  3000000 SH  CALL SOLE                  3000000        0        0
SOVEREIGN BANCORP INC          COM              845905108     1472   200000 SH       SOLE                   200000        0        0
SOVEREIGN BANCORP INC          COM              845905108    10304  1400000 SH  PUT  SOLE                  1400000        0        0
SPDR TR                        UNIT SER 1       78462F103   102384   800000 SH  PUT  SOLE                   800000        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     8504    67000 SH       SOLE                    67000        0        0
UNITED STATES STL CORP NEW     COM              912909108    17554    95000 SH       SOLE                    95000        0        0
VOTORANTIM CELULOSE E PAPEL    SPONSORED ADR    92906P106      844    31600 SH       SOLE                    31600        0        0
W-H ENERGY SVCS INC            COM              92925E108    20393   213000 SH       SOLE                   213000        0        0
WASHINGTON MUT INC             COM              939322103    14790  3000000 SH  PUT  SOLE                  3000000        0        0
WELLS FARGO & CO NEW           COM              949746101    23750  1000000 SH  PUT  SOLE                  1000000        0        0